Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 2,484,000	$ 2,599,000	$ 2,246,000	$ 3,845,000
Restricted cash	60,000	60,000
Prepaid expenses	349,000	92,000		299,000
Other current assets	53,000	201,000		197,000
Total current assets	2,946,000	2,952,000		4,341,000
Goodwill	8,430,000	8,430,000
Other intangible assets	34,000,000	39,180,000
Patent acquisition costs, net				14,000
Total assets	45,376,000	50,562,000		4,355,000
Current liabilities
Accounts payable	10,844,000	12,407,000		1,671,000
Accrued expenses	1,623,000	3,137,000		1,566,000
Convertible notes	663,000	700,000
Convertible notes, related party		250,000
Notes payable, net	198,000	659,000
Notes payable - related party, net	1,256,000	1,651,000
Warrant liabilities	503,000	1,012,000		1,253,000
Other current liabilities	481,000	94,000		94,000
Total current liabilities	15,568,000	19,910,000		4,584,000
Other noncurrent liabilities	69,000	383,000
Derivative liability	100,000
Deferred tax liability	6,952,000	8,040,000
Total liabilities	22,689,000	28,333,000		4,584,000
Commitments and contingencies (Note 8)
Stockholders’ Deficit
Common stock, par value of $0.0001 per share; 60,000,000 shares authorized; 23,124,888 shares issued and outstanding as of September 30, 2024 and December 31, 2023	6,523,000	5,319,000		1,324,000
Additional paid-in capital	224,366,000	212,706,000		174,754,000
Capital redemption reserve	52,194,000	52,194,000		52,194,000
Accumulated other comprehensive income	(1,144,000)	(738,000)		(1,040,000)
Accumulated deficit	(259,252,000)	(247,252,000)		(227,461,000)
Total stockholders’ deficit	22,687,000	22,229,000	(6,694,000)	(229,000)	$ 1,791,000
Total liabilities and stockholders’ deficit	$ 45,376,000	$ 50,562,000		4,355,000
Peak Bio, Inc. [Member]
Current assets
Cash			862,144	381,649	654,892
Derivative asset					13,000
Prepaid expenses and other current assets			675,164	1,992,458	2,562,901
Restricted cash			60,000	60,000	239,699
Prepaid expenses				1,917,266	2,317,925
Total current assets			1,537,308	2,374,107	3,230,793
Property and equipment, net			27,496	153,108	376,648
Restricted cash			60,000	60,000	239,699
Operating lease right-of-use asset					3,681,072
Other noncurrent assets			11,136	9,200	1,500
Total assets			1,635,940	2,596,415	7,529,712
Current liabilities
Accounts payable			5,356,730	5,862,435	3,618,026
Accrued expenses			4,495,752	3,576,768	2,038,291
Operating lease liability				4,439,235	720,577
Insurance financing note				631,993	921,576
Derivative liability			3,020,610	361,704	166,000
Promissory note			528,750	350,000
Related party loans			1,651,370	901,370	1,961,953
Convertible notes			5,259,295	2,872,131	1,374,698
Convertible notes, related party			2,085,428	1,527,078
Total current liabilities			22,397,935	20,522,714	10,801,121
Promissory note			146,250
Other noncurrent liabilities				230,650	790,800
Warrant liability					525,000
Operating lease liability, net of current portion					3,507,268
Total liabilities			22,544,185	20,753,364	15,624,189
Commitments and contingencies (Note 8)
Stockholders’ Deficit
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; none issued and outstanding
Common stock, par value of $0.0001 per share; 60,000,000 shares authorized; 23,124,888 shares issued and outstanding as of September 30, 2024 and December 31, 2023			2,312	2,312	1,978
Additional paid-in capital			19,949,103	19,918,594	17,219,593
Accumulated other comprehensive income			110,455	93,628	29,518
Accumulated deficit			(40,970,115)	(38,171,483)	(25,345,566)
Total stockholders’ deficit			(20,908,245)	(18,156,949)	(8,094,477)
Total liabilities and stockholders’ deficit			$ 1,635,940	$ 2,596,415	$ 7,529,712